Borrowings and other financial liabilities - Summary of Maturity Principal Repayments of Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturity analysis - Project Finance facility
Borrowings	$ 4,348,918	$ 4,347,194
Less than one year [member]
Maturity analysis - Project Finance facility
Borrowings	23,389
1 to 5 years [member]
Maturity analysis - Project Finance facility
Borrowings	1,893,607	1,193,582
More than 5 years [member]
Maturity analysis - Project Finance facility
Borrowings	$ 2,432,022	$ 3,153,612